Average Annual Total Returns - FidelityConvertibleSecuritiesFund-RetailPRO - FidelityConvertibleSecuritiesFund-RetailPRO - Fidelity Convertible Securities Fund	Jan. 29, 2024
Fidelity Convertible Securities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.42%
Past 5 years	13.74%
Past 10 years	7.99%
Fidelity Convertible Securities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.43%
Past 5 years	11.24%
Past 10 years	5.63%
Fidelity Convertible Securities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.74%
Past 5 years	10.45%
Past 10 years	5.57%
ML014
Average Annual Return:
Past 1 year	12.87%
Past 5 years	11.93%
Past 10 years	8.90%